SCHEDULE OF CASH FLOW SUPPLEMENTAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$ 64,306	$ 64,242
Total operating lease liabilities		$ 64,306